Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 47,093	$ 21,154
Short-term investments	24,240
Accounts receivable, net	75,032	71,273
Equipment Installment Plan ("EIP") receivables, net	17,190	20,246
Inventory	21,351	20,440
Prepaid expenses and other current assets	15,809	27,159
Total current assets	200,715	160,272
Property and equipment, net	415,628	393,565
License costs and other intangible assets, net	100,251	113,054
Goodwill	9,539	9,294
Long-term EIP receivables	14,799	12,738
Other assets	20,106	17,281
Total assets	761,038	706,204
Current liabilities:
Accounts payable	33,553	45,827
Construction accounts payable	26,271	17,869
Current portion of debt	10,705	8,796
Customer deposits and unearned revenue	20,769	22,727
Other current liabilities and accrued expenses	128,882	128,807
Total current liabilities	220,180	224,026
Long-term debt	496,547	591,151
Deferred income taxes	3,320	2,744
Other non-current liabilities	34,801	37,168
Total liabilities	754,848	855,089
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity		96,956
Shareholders' equity/members' deficit:
Common shares and additional paid in capital; no par value, unlimited authorized, 53,815,631 shares issued and outstanding as of December 31, 2017	0	0
Members' investment		275,602
Accumulated deficit	(53,259)	(598,141)
Accumulated other comprehensive income	6,059	6,151
Total Trilogy International Partners shareholders' deficit/members' deficit	(47,200)	(316,388)
Noncontrolling interests	53,390	70,547
Total shareholders' equity/members' deficit	6,190	(245,841)
Total liabilities, mezzanine equity and shareholders' equity/members' deficit	$ 761,038	706,204
Redeemable Class A Units
Mezzanine equity:
Total mezzanine equity		$ 96,956